Related party transactions (Details) - Minda Westport Technologies Limited - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from related parties	$ 3,974	$ 1,593
Sales	$ 10,473	$ 2,232